UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.   20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    F.L.Putnam Investment Management Company
Address: Two City Center
         Portland, ME  04101

13F File Number: 28- 06465

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Report Manager:

Name:    Robertson P. Breed
Title:   Vice President
Phone:   207-775-3197
Signature, Place, and Date of Signing:

/s/ Robertson P. Breed      Portland, Maine      Date: February 14, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:

Number of Other Included Managers:    1

Form 13F Information Table Entry Total:	140

Form 13F Information Table Value Total:	159,700

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101      235     1902 SH       SOLE                                       1902
A.H. Belo Corp. Class A        COM SER A        080555105      257    12070 SH       SOLE                                      12070
ACE Limited                    ORD              g0070k103      617    21044 SH       SOLE                      350             20694
ALLTEL Corp.                   COM              020039103     2273    44575 SH       SOLE                     1065             43360
AT&T Corp.                     COM              001957109      236     9044 SH       SOLE                                       9044
AT&T Wireless Services Inc.    COM              00209a106      100    17787 SH       SOLE                                      17787
Affiliated Computer Services,  COM              008190100     1763    33490 SH       SOLE                                      33490
Allied Capital Corporation     COM              01903q108      687    31452 SH       SOLE                                      31452
Allstate Corp.                 COM              020002101      202     5474 SH       SOLE                                       5474
AmSouth Bancorp.               COM              032165102      410    21347 SH       SOLE                                      21347
American International Group   COM              026874107     2829    48910 SH       SOLE                     2532             46378
American States Water Co.      COM              029899101      304    13139 SH       SOLE                                      13139
AmerisourceBergen Corp.        COM              03073e105     1766    32510 SH       SOLE                                      32510
Amgen Inc.                     COM              031162100      586    12132 SH       SOLE                                      12132
Anadarko Petroleum             COM              032511107     2564    53536 SH       SOLE                      275             53261
Annaly Mortgage Management     COM              035710409     1686    89677 SH       SOLE                     1600             88077
Anthem Inc                     COM              03674b104      775    12315 SH       SOLE                                      12315
Apache Corp.                   COM              037411105     2645    46419 SH       SOLE                      330             46089
Applied Materials, Inc.        COM              038222105      797    61192 SH       SOLE                     8375             52817
Asian American Bank & Trust 'A COM              04516M100     1801   165195 SH       SOLE                                     165195
Autozone,Inc.                  COM              053332102      307     4350 SH       SOLE                                       4350
BP Amoco PLC ADS               SPONSORED ADR    055622104      585    14391 SH       SOLE                     2625             11766
Baker Hughes                   COM              057224107      411    12755 SH       SOLE                      150             12605
Bank of America Corp.          COM              060505104     1380    19842 SH       SOLE                      865             18977
BellSouth Corp.                COM              079860102      275    10649 SH       SOLE                                      10649
Berkshire Hathaway Inc., Class COM              084670108      218        3 SH       SOLE                                          3
Berkshire Hathaway Inc., Class COM              084670207      339      140 SH       SOLE                                        140
Biotech HOLDRs Trust           DEPOSTRY RCPTS   09067d201      321     3800 SH       SOLE                      200              3600
Brandywine Realty Trust        SH BEN INT NEW   105368203      375    17175 SH       SOLE                                      17175
Bristol-Myers Squibb Co.       COM              110122108      353    15257 SH       SOLE                                      15257
Bunge Limited                  COM              g16962105      612    25425 SH       SOLE                                      25425
CVS Corp.                      COM              126650100      284    11373 SH       SOLE                                      11373
Cambridge Bancorp              COM              132152109     2280    66077 SH       SOLE                                      66077
Capital Bank & Trust Co.       COM              139773105      387    61954 SH       SOLE                                      61954
Cathay Bancorp, Inc.           COM              149150104      950    25000 SH       SOLE                                      25000
Cedar Fair L.P.                DEPOSTRY UNIT    150185106      201     8500 SH       SOLE                                       8500
Cemex S.A. de C.V. ADR         SPON ADR 5 ORD   151290889      608    28244 SH       SOLE                                      28244
Cendant Corp.                  COM              151313103      282    26895 SH       SOLE                                      26895
Centex Corp.                   COM              152312104      960    19120 SH       SOLE                     1035             18085
Cisco Systems, Inc.            COM              17275R102     1641   125272 SH       SOLE                     7561            117711
Citigroup, Inc.                COM              172967101     1818    51652 SH       SOLE                     1860             49792
Coca-Cola Co.                  COM              191216100      579    13207 SH       SOLE                      400             12807
Comcast Corporation            CL A             20030n101      348    14747 SH       SOLE                                      14747
Connecticut Water Service,Inc. COM              207797101      216     8548 SH       SOLE                      337              8211
ConocoPhillips                 COM              20825c104      450     9306 SH       SOLE                      300              9006
Countrywide Financial Corp.    COM              222372104     3685    71350 SH       SOLE                      600             70750
Darden Restaurants             COM              237194105      907    44335 SH       SOLE                                      44335
Dean Foods                     COM              242370104     1355    36519 SH       SOLE                                      36519
Dow Chemical Co.               COM              260543103      516    17377 SH       SOLE                                      17377
EMCOR Group, Inc.              COM              29084q100     2881    54340 SH       SOLE                      125             54215
ENSCO Int'l,Inc.               COM              26874Q100      523    17750 SH       SOLE                                      17750
Emerson Electric Co.           COM              291011104      320     6299 SH       SOLE                                       6299
Evergreen Resources Inc.       COM              299900308      317     7070 SH       SOLE                     1350              5720
Exelon Corp.                   COM              30161n101      331     6275 SH       SOLE                                       6275
Express Scripts                COM              302182100      954    19855 SH       SOLE                      745             19110
Exxon Mobil Corp.              COM              30231g102     5471   156589 SH       SOLE                     2824            153765
FPL Group, Inc.                COM              302571104      604    10045 SH       SOLE                      560              9485
Fair, Isaac & Company, Inc.    COM              303250104     1682    39380 SH       SOLE                                      39380
Fannie Mae                     COM              313586109      219     3412 SH       SOLE                      350              3062
Fidelity National Financial    COM              316326107     1872    57030 SH       SOLE                      600             56430
FleetBoston Financial Corp.    COM              339030108      347    14285 SH       SOLE                                      14285
Footlocker, Inc.               COM              922944103      109    10400 SH       SOLE                                      10400
Forest Laboratories, Inc.      COM              345838106     1757    17885 SH       SOLE                                      17885
Franklin Resources, Inc.       COM              354613101      290     8500 SH       SOLE                                       8500
Gannett Co.                    COM              364730101      430     5985 SH       SOLE                                       5985
General Electric Co.           COM              369604103     3918   160898 SH       SOLE                     6970            153928
Gillette Co.                   COM              375766102      213     7014 SH       SOLE                     1600              5414
Global Imaging Systems, Inc.   COM              37934a100      322    17500 SH       SOLE                     1000             16500
H.J. Heinz Co.                 COM              423074103      214     6508 SH       SOLE                     3000              3508
Hawaiian Electric Industries,  COM              419870100      565    12856 SH       SOLE                                      12856
Helmerich & Payne              COM              423452101      225     8065 SH       SOLE                      550              7515
Henry Schein, Inc.             COM              806407102     2306    51254 SH       SOLE                      675             50579
Hewlett-Packard Co.            COM              428236103     1275    73459 SH       SOLE                     2530             70929
Home Depot, Inc.               COM              437076102     1707    71260 SH       SOLE                     2022             69238
Hospitality Properties Trust   COM SH BEN INT   44106M102      865    24560 SH       SOLE                                      24560
Hubbell Inc. Class B           CL B             443510201      340     9666 SH       SOLE                                       9666
Int'l Business Machines Corp.  COM              459200101      828    10682 SH       SOLE                      500             10182
Intel Corp.                    COM              458140100     1191    76500 SH       SOLE                     7165             69335
Intergraph Corp.               COM              458683109     1089    61300 SH       SOLE                                      61300
International Paper Co.        COM              460146103      489    13992 SH       SOLE                      200             13792
Intuit Corp.                   COM              461202103     1169    24920 SH       SOLE                                      24920
Johnson & Johnson              COM              478160104     3495    65063 SH       SOLE                     3210             61853
Kaneb Pipe Line Partners, L.P. SR PREF UNIT     484169107      323     9276 SH       SOLE                                       9276
Kimberly-Clark Corp.           COM              494368103      392     8256 SH       SOLE                                       8256
Kinder Morgan, Inc.            COM              49455p101      238     5624 SH       SOLE                                       5624
Korea Electric Power Corporati SPONSORED ADR    500631106      125    14675 SH       SOLE                                      14675
Kraft Foods, Inc.              CL A             50075n104      356     9150 SH       SOLE                      875              8275
Lennar Corp.                   COM              526057104     1638    31737 SH       SOLE                                      31737
Lincare Holdings               COM              532791100     2103    66500 SH       SOLE                                      66500
MBNA Corp.                     COM              55262L100     1941   102061 SH       SOLE                     6107             95954
Maytag Corp.                   COM              578592107      221     7750 SH       SOLE                                       7750
Medtronic,Inc.                 COM              585055106      426     9332 SH       SOLE                      700              8632
Merck & Co.,Inc.               COM              589331107     1985    35066 SH       SOLE                     2675             32391
Michaels Stores                COM              594087108     1022    32660 SH       SOLE                                      32660
Microchip Technology Incorpora COM              595017104     1064    43505 SH       SOLE                                      43505
Microsoft Corp.                COM              594918104     4993    96570 SH       SOLE                     2111             94459
Mohawk Industries, Inc.        COM              608190104     3473    60985 SH       SOLE                      755             60230
Municipal Mortgage & Equity, L GROWTH SHS       62624b101      603    23690 SH       SOLE                      600             23090
Noble Corp.                    SHS              G65422100     1421    40415 SH       SOLE                                      40415
Nokia Corp. ADR                ADR              654902204      625    40325 SH       SOLE                     1740             38585
Ocean Energy,Inc.              COM              67481e106     1674    83810 SH       SOLE                                      83810
Outback Steakhouse Inc.        COM              689899102     3108    90250 SH       SOLE                      875             89375
PepsiCo, Inc.                  COM              713448108     1965    46532 SH       SOLE                     1040             45492
Pfizer, Inc.                   COM              717081103     2410    78824 SH       SOLE                     5565             73259
Pharmaceutical Resources       COM              717125108      239     8010 SH       SOLE                                       8010
Philip Morris Cos., Inc.       COM              718154107      592    14603 SH       SOLE                     7400              7203
Pitney Bowes, Inc.             COM              724479100      487    14900 SH       SOLE                                      14900
Plum Creek Timber Co., Inc.    COM              729251108      842    35677 SH       SOLE                                      35677
Procter & Gamble Co.           COM              742718109     2283    26563 SH       SOLE                      800             25763
RARE Hospitality International COM              753820109      983    35600 SH       SOLE                                      35600
RPM,Inc.                       COM              749685103      807    52825 SH       SOLE                                      52825
Royal Dutch Petroleum Co. NYS  NY GEF GLD 1.25  780257804      336     7625 SH       SOLE                                       7625
Ryland Group                   COM              783764103      558    16735 SH       SOLE                                      16735
SBC Communications, Inc.       COM              78387G103      377    13922 SH       SOLE                                      13922
Stanley Furniture Co., Inc.    COM NEW          854305208      543    23350 SH       SOLE                                      23350
Staples Inc.                   COM              855030102      987    53925 SH       SOLE                     2400             51525
SunGard Data Systems, Inc.     COM              867363103     2071    87900 SH       SOLE                                      87900
Symantec Corp.                 COM              871503108     3392    83724 SH       SOLE                      800             82924
Techne Corporation             COM              878377100     1115    39015 SH       SOLE                                      39015
Telefonos de Mexico SA ADR L   SPON ADR ORD L   879403780     1873    58575 SH       SOLE                                      58575
United Technologies Corp.      COM              913017109      547     8830 SH       SOLE                      100              8730
Universal Health Services Inc. CL B             913903100      941    20865 SH       SOLE                      760             20105
Verizon Communications         COM              92343v104      723    18668 SH       SOLE                                      18668
Viacom Inc. Class B            CL B             925524308      982    24097 SH       SOLE                     1175             22922
Wal-Mart Stores, Inc.          COM              931142103     1368    27085 SH       SOLE                      355             26730
Washington Mutual, Inc.        COM              939322103     1195    34597 SH       SOLE                     1785             32812
Waste Connections, Inc.        COM              941053100     2637    68290 SH       SOLE                                      68290
Williams-Sonoma, Inc.          COM              969904101     1456    53645 SH       SOLE                                      53645
Wyeth                          COM              983024100      425    11351 SH       SOLE                                      11351
S&P 500 Depositary Receipts    UNIT SER 1       78462F103     2189    24813 SH       SOLE                     1170             23643
S&P MidCap 400 Depositary Rece UNIT SER 1       595635103     1959    24909 SH       SOLE                      620             24289
iShares Dow Jones U.S. Real Es DJ US REAL EST   464287739      209     2702 SH       SOLE                                       2702
iShares Russell 2000 Index Fun RUSSELL 2000     464287655      631     8330 SH       SOLE                                       8330
iShares S&P SmallCap 600 Index S&P SMLCAP 600   464287804     1478    15170 SH       SOLE                      400             14770
iShares MSCI Japan Index Fund  MSCI JAPAN       464286848      215    30875 SH       SOLE                                      30875
iShares MSCI Pacific ex-Japan  MSCI PAC J IDX   464286665      329     6500 SH       SOLE                                       6500
iShares S&P Europe 350 Index F S&P EURO PLUS    464287861      319     6715 SH       SOLE                                       6715
Principled Equity Market Fund  SH BEN INT       742959109     8498 754075.440SH      SOLE                                 754075.440
Central Fd Canada "Cl A"       CL A             153501101       87    18225 SH       SOLE                                      18225
New Ireland Fund, Inc.         COM              645673104      427    46609 SH       SOLE                                      46609